Leases - Schedule of Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Carrying amount	¥ 4,804		¥ 14,026
Additions	3,258		4,025
Depreciation charge	(1,646)		(6,136)
Disposals	(3,622)		(3,950)
Disposal of subsidiaries			(3,161)
Closing carrying amount	2,794	$ 400	4,804	¥ 14,026
At December 31, 2024
Carrying amount	2,794		4,804	14,026
Office building [Member]
Leases
Carrying amount	250		12,231
Additions	3,258		0
Depreciation charge	(1,065)		(4,870)	(5,532)
Disposals	0		(3,950)
Disposal of subsidiaries			(3,161)
Closing carrying amount	2,443		250	12,231
At December 31, 2024
Carrying amount	2,443		250	12,231
Charging Stations [Member]
Leases
Carrying amount	4,554		1,795
Additions	0		4,025
Depreciation charge	(581)		(1,266)	(2,628)
Disposals	(3,622)		0
Disposal of subsidiaries			0
Closing carrying amount	351		4,554	1,795
At December 31, 2024
Carrying amount	351		4,554	¥ 1,795
Gross carrying amount [member]
At December 31, 2024
Cost	23,808		24,172
Gross carrying amount [member] | Office building [Member]
At December 31, 2024
Cost	12,626		9,368
Gross carrying amount [member] | Charging Stations [Member]
At December 31, 2024
Cost	11,182		14,804
Accumulated depreciation and amortisation [member]
At December 31, 2024
Accumulated depreciation	(21,014)		(19,368)
Accumulated depreciation and amortisation [member] | Office building [Member]
At December 31, 2024
Accumulated depreciation	(10,183)		(9,118)
Accumulated depreciation and amortisation [member] | Charging Stations [Member]
At December 31, 2024
Accumulated depreciation	¥ (10,831)		¥ (10,250)